Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000145852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Current Global Dividend Fund - Institutional Class
C000164234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Marshfield Concentrated Opportunity Fund
C000179800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Meehan Focus Fund
Without Sales Load [Member] | C000145852
Average Annual Return [Line Items]
Average Annual Return, Percent		18.72%	13.33%		8.45%
Without Sales Load [Member] | C000164234
Average Annual Return [Line Items]
Average Annual Return, Percent		12.01%	16.77%	16.50%
Without Sales Load [Member] | C000179800
Average Annual Return [Line Items]
Average Annual Return, Percent		15.74%	19.39%		12.34%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		15.63%	13.91%		9.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.41%	16.85%	14.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.41%	16.85%		12.98%
MSCI World High Dividend Yield Index Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Average Annual Return, Percent		13.76%	9.46%		6.74%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		12.27%	14.07%		10.28%